Concentration of Credit Risk (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Customer A [Member] | Sales [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	15.70%
Customer A [Member] | Trade receivables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	1.50%	2.87%
Customer B [Member] | Sales [Member]
Product Information [Line Items]
Concentration Risk, Percentage	15.00%	6.17%
Customer B [Member] | Trade receivables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	0.00%
Supplier A [Member] | Purchases [Member]
Product Information [Line Items]
Concentration Risk, Percentage	17.11%	20.40%
Supplier A [Member] | Trade payables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	0.29%
Supplier B [Member] | Purchases [Member]
Product Information [Line Items]
Concentration Risk, Percentage	36.99%	20.00%
Supplier B [Member] | Trade payables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	20.10%	0.00%
Supplier C [Member] | Purchases [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	11.20%
Supplier C [Member] | Trade payables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	10.22%	11.66%